Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Key accounting estimates and judgements

Principal accounting policies	Key accounting estimates and judgements	Estimation risk	Note
US net sales and rebates	Estimate of US sales deductions and provisions for sales rebates	High	2.1
Intangible assets from acquisition of businesses	Estimate in determining the fair value of intangible assets when acquiring assets in a business combination	High	5.3
Income taxes and deferred income taxes	Estimate regarding deferred income tax assets and provision for uncertain tax positions	Medium	2.6
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigation and investigations	Medium	3.4
Intangible assets	Estimate regarding impairment of assets and judgement of whether a transaction is an asset acquisition or a business combination	Low	3.1
Inventories	Estimate of indirect production costs capitalised and inventory write-down	Low	3.2